Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposit	$ 497,899	$ 485,712
Purchased notes, net	3,263	2,930
Notes issued	264,775	257,502
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	243,519
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	13,344	8,985
Cibc capital trust [member]
Disclosure Of Deposits [Line items]
Notes issued	302	302
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	164,000	152,800
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 27,500	$ 30,000